BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
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BASIS OF PRESENTATION
3.	BASIS OF PRESENTATION
Statement of Compliance
These consolidated financial statements for the year ended December 31, 2020, including comparatives, have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”). The consolidated financial statements were authorized for issue by the Board of Directors on March
9
, 2021.
Basis of Presentation
These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which have been measured at fair value, including the convertible debentures issued by the Company (Note 9). In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information. All monetary references expressed in these notes are references to Canadian dollar amounts (“$”), except as otherwise noted. These financial statements are presented in Canadian dollars, which is the functional currency of the Company and its subsidiaries.

During the year, the Company recast the prior year allocation of shareholders’ equity between reserves, accumulated deficit and non-controlling
interests to reflect the appropriate attribution of
non-controlling
interests arising from IsoEnergy’s issuance of warrants and equity-settled share-based payment transactions.
Critical accounting judgments, estimates and assumptions
The preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable in the circumstances. Uncertainty about these judgments, estimates and assumptions could result in a material adjustment to the carrying amount of the asset or liability affected in future periods.
Where the fair value of financial assets and financial liabilities recorded in the financial statements cannot be derived from active markets, their fair value is determined using valuation models. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. The judgments include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.
The information about significant areas of estimation uncertainty considered by management in preparing the financial statements is as follows:
(i) Impairment
At the end of each financial reporting period the carrying amounts of the Company’s non-financial
assets are reviewed to determine whether there is any indication that those assets have suffered an impairment loss or reversal of previous impairment. Where such an indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. With respect to exploration and evaluation assets, the Company is required to make estimates and judgments about the future events and circumstances regarding whether the carrying amount of intangible exploration assets exceeds its recoverable amount. Recoverability is dependent on various factors, including the discovery of economically recoverable reserves, the ability of the Company to obtain the necessary financing to complete the development and upon future profitable production or proceeds from the disposition of the exploration and evaluation assets themselves. Additionally, there are numerous geological, economic, environmental and regulatory factors and uncertainties that could impact management’s assessment as to the overall viability of its properties or to the ability to generate future cash flows necessary to cover or exceed the carrying value of the Company’s exploration and evaluation assets properties.
(ii) Share-based payments
The Company uses the Black-Scholes option pricing model to determine the fair value of options and warrants in order to calculate share-based payments expense and the fair value of broker warrants. The Black-Scholes model involves six key inputs to determine fair value of an option: risk-free interest rate, exercise price, market price at date of issue, expected dividend yield, expected life, and expected volatility. Certain of the inputs are estimates that involve considerable judgment and are or could be affected by significant factors that are out of the Company’s control. The Company is also required to estimate the future forfeiture rate of options based on historical information in its calculation of share-based payments expense. Refer to Note 10 for further details.
(iii) Convertible debentures
The Company uses a model based on a system of two coupled Black-Scholes equations to determine the fair value of the convertible debentures. This model involves five key inputs to determine the fair value of the convertible debentures: risk-free interest rate, credit spread, market price at valuation date, expected dividend yield and historical volatility. Certain of the inputs are estimates that involve considerable judgment and are or could be affected by significant factors that are out of the Company’s control. Refer to Note 9 for further details.
The information about significant areas of judgment considered by management in preparing the financial statements is as follows:
(i) Deferred tax assets
Deferred tax assets are recognized in respect of tax losses and other temporary differences to the extent it is probable that taxable income will be available against which the losses can be utilized. Judgment is required to determine the amount of deferred tax assets that can be recognized based upon the likely timing and level of future taxable income together with future tax planning strategies. Refer to Note 15 for further details.

(ii) Going concern
The Company’s management has made an assessment of the Company’s ability to continue as a going concern and is satisfied that the Company has the resources to continue its business for the foreseeable future. Furthermore, management is not aware of any material uncertainties that may cast significant doubt upon the Company’s ability to continue as a going concern for the next year. Therefore, the financial statements continue to be prepared on a going concern basis.
(iii) Exploration and evaluation assets
The application of the Company’s accounting policy for exploration and evaluation expenditures requires judgment to determine whether future economic benefits are likely, from either future exploitation or sale, or whether activities have reached a stage which permits a reasonable assessment of the existence of reserves. The determination of reserves and resources is itself an estimation process that requires varying degrees of uncertainty depending on how the resources are classified.